Business Organization and Nature of Operations (Details) - $ / shares	Dec. 31, 2022	Dec. 15, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001